RGS-Q1

Quarterly Report
March 31, 2026
MFS®  Core Equity Portfolio

MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 3.2%
BWX Technologies, Inc.	3,287	$672,159
Curtiss-Wright Corp.	1,540	1,048,925
General Dynamics Corp.	2,666	915,024
General Electric Co.	4,438	1,259,371
Howmet Aerospace, Inc.	4,506	1,038,453
Leidos Holdings, Inc.	6,674	1,037,940
Leonardo DRS, Inc.	6,326	281,634
RBC Bearings, Inc. (a)	866	470,342
RTX Corp.	9,752	1,881,161
		$8,605,009
Apparel, Footwear, & Accessories – 0.4%
Amer Sports, Inc. (a)	9,948	$327,488
Birkenstock Holding PLC (a)	15,119	541,714
Columbia Sportswear Co.	3,055	167,444
Wolverine World Wide, Inc.	9,040	147,533
		$1,184,179
Auto & Auto Components – 1.0%
Aptiv PLC (a)	13,472	$788,112
Carvana Co. (a)	4,591	1,443,318
LKQ Corp.	18,278	536,825
		$2,768,255
Brokerage & Asset Managers – 1.6%
Charles Schwab Corp.	17,275	$1,623,505
KKR & Co., Inc.	12,742	1,178,635
Northern Trust Corp.	2,807	391,773
Raymond James Financial, Inc.	3,814	552,229
TPG, Inc.	10,183	412,513
		$4,158,655
Business Services – 1.1%
Accenture PLC, “A”	5,817	$1,153,453
Fidelity National Information Services, Inc.	9,926	465,628
TransUnion	11,399	788,697
Verisk Analytics, Inc., “A”	3,149	597,523
		$3,005,301
Chemicals – 0.7%
Albemarle Corp.	3,721	$668,031
Linde PLC	2,247	1,113,973
		$1,782,004
Conglomerates – 0.5%
Honeywell International, Inc.	6,300	$1,423,989
Construction – 1.5%
Allegion PLC	3,212	$466,672
CRH PLC	15,635	1,643,551
Ferguson Enterprises, Inc.	2,528	589,681
Pulte Homes, Inc.	5,789	680,844
Sherwin-Williams Co.	2,334	748,164
		$4,128,912

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.0%
Colgate-Palmolive Co.	9,555	$814,373
e.l.f. Beauty, Inc. (a)	1,502	91,036
International Flavors & Fragrances, Inc.	3,161	229,330
Kenvue, Inc.	43,844	755,871
Procter & Gamble Co.	5,256	759,177
		$2,649,787
Consumer Services – 1.0%
Bright Horizons Family Solutions, Inc. (a)	5,305	$435,700
Grand Canyon Education, Inc. (a)	1,611	273,918
Phoenix Educations Partners, Inc.	4,716	148,366
Uber Technologies, Inc. (a)	24,938	1,793,790
		$2,651,774
Containers – 0.3%
Avery Dennison Corp.	2,843	$490,929
Smurfit Westrock PLC	10,514	418,983
		$909,912
Diversified Financial Services – 2.9%
Bullish (a)(l)	1,912	$68,316
CME Group, Inc.	4,230	1,249,331
Mastercard, Inc., “A”	8,202	4,098,211
Moody's Corp.	2,693	1,174,821
Visa, Inc., “A”	4,167	1,259,434
		$7,850,113
Electrical Equipment – 2.1%
AMETEK, Inc.	5,942	$1,273,727
Amphenol Corp., “A”	14,598	1,844,457
Emerson Electric Co.	11,098	1,454,060
Versigent PLC (a)	4,490	143,028
W.W. Grainger, Inc.	930	1,014,453
		$5,729,725
Energy - Independent – 3.3%
ConocoPhillips	23,130	$3,053,160
EQT Corp.	8,794	559,650
Exxon Mobil Corp.	20,673	3,507,381
Permian Resources Corp.	27,030	576,280
Valero Energy Corp.	4,192	1,035,759
		$8,732,230
Energy - Renewables – 0.8%
First Solar, Inc. (a)	1,496	$295,101
GE Vernova, Inc.	2,000	1,745,800
		$2,040,901
Engineering - Construction – 1.4%
Jacobs Solutions, Inc.	6,934	$882,560
Legence Corp., “A” (a)	24,253	1,369,324
MYR Group, Inc. (a)	4,848	1,368,687
		$3,620,571
Entertainment & Leisure – 0.4%
Live Nation Entertainment, Inc. (a)	2,510	$382,800
Take-Two Interactive Software, Inc. (a)	3,283	648,393
		$1,031,193

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 1.5%
Celsius Holdings, Inc. (a)	5,705	$202,413
Coca-Cola Europacific Partners PLC	5,913	536,132
Mondelez International, Inc.	17,797	1,025,819
PepsiCo, Inc.	12,156	1,887,705
Tyson Foods, Inc., “A”	6,572	421,068
		$4,073,137
Global Systemically Important Banks – 3.4%
JPMorgan Chase & Co. (s)	18,983	$5,584,039
Morgan Stanley	12,015	1,977,308
Wells Fargo & Co.	21,047	1,675,552
		$9,236,899
Hardware, Peripherals, & Assembly – 7.4%
Apple, Inc. (s)	62,336	$15,820,254
Arista Networks, Inc. (a)	17,142	2,104,695
Block, Inc., “A” (a)	8,957	539,032
Seagate Technology Holdings PLC	2,809	1,100,454
Zebra Technologies Corp., “A” (a)	1,778	371,744
		$19,936,179
Health Maintenance Organizations – 0.9%
Cigna Group	6,836	$1,823,503
Humana, Inc.	2,888	500,750
		$2,324,253
Insurance – 3.4%
Aon PLC	5,105	$1,647,792
Arthur J. Gallagher & Co.	4,742	1,027,022
Assurant, Inc.	2,127	463,282
Chubb Ltd.	6,045	1,970,247
Everest Group Ltd.	1,312	428,827
Lincoln National Corp.	10,370	368,135
Principal Financial Group, Inc.	7,441	670,509
Progressive Corp.	5,844	1,158,515
Selective Insurance Group, Inc.	5,193	391,500
Willis Towers Watson PLC	3,163	919,484
		$9,045,313
Interactive Media Services – 6.9%
Alphabet, Inc., “A” (s)	41,675	$11,984,063
Meta Platforms, Inc., “A”	11,483	6,569,769
		$18,553,832
Machinery & Tools – 2.2%
Caterpillar, Inc.	3,284	$2,326,583
Nordson Corp.	4,270	1,136,076
Pentair PLC	10,679	930,248
Trane Technologies PLC	3,644	1,518,600
		$5,911,507
Media – 1.3%
Netflix, Inc. (a)	23,949	$2,302,696
Spotify Technology S.A. (a)	2,516	1,220,034
		$3,522,730

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 0.7%
ICON PLC (a)	5,344	$591,367
Lumexa Imaging Holdings, Inc. (a)	32,864	282,630
McKesson Corp.	936	809,977
Waystar Holding Corp. (a)	5,873	141,598
		$1,825,572
Medical Equipment – 3.0%
Becton, Dickinson and Co.	10,472	$1,646,513
Boston Scientific Corp. (a)	17,447	1,094,799
Medtronic PLC	24,977	2,164,257
Repligen Corp. (a)	5,400	636,228
STERIS PLC	4,502	995,527
Waters Corp. (a)	5,256	1,565,237
		$8,102,561
Natural Gas - Pipeline – 0.6%
Cheniere Energy, Inc.	5,211	$1,478,673
Non-Global Systemically Important Banks – 1.2%
Columbia Banking System, Inc.	15,250	$418,308
PNC Financial Services Group, Inc.	11,705	2,435,693
Prosperity Bancshares, Inc.	7,302	490,548
		$3,344,549
Oil Services – 0.5%
SLB Ltd.	13,927	$715,708
TechnipFMC PLC	7,381	510,249
		$1,225,957
Pharmaceuticals & Biotechnology – 6.5%
Gilead Sciences, Inc.	31,402	$4,376,497
Illumina, Inc. (a)	4,665	575,008
Johnson & Johnson	22,066	5,393,813
Pfizer, Inc.	177,996	4,998,128
Vertex Pharmaceuticals, Inc. (a)	4,603	2,055,423
		$17,398,869
Pollution Control – 0.6%
GFL Environmental, Inc.	38,180	$1,592,870
Real Estate – 0.6%
Federal Realty Investment Trust, REIT	9,026	$958,652
NNN REIT, Inc.	18,072	759,566
		$1,718,218
Real Estate - Storage & Office – 0.3%
Highwoods Properties, Inc., REIT	16,723	$358,039
Rexford Industrial Realty, Inc., REIT	8,677	283,998
SmartStop Self Storage REIT	9,378	283,966
		$926,003
Restaurants – 1.1%
Aramark	22,185	$899,380
Dutch Bros, Inc., “A” (a)	12,030	609,440
Performance Food Group Co. (a)	7,594	650,502
Starbucks Corp.	9,552	855,763
		$3,015,085

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Retail & E-commerce – 6.6%
Amazon.com, Inc. (a)(s)	54,333	$11,315,934
BJ's Wholesale Club Holdings, Inc. (a)	22,184	2,183,349
Floor & Decor Holdings, Inc., “A” (a)	22,535	1,144,778
TJX Cos., Inc.	11,471	1,831,919
Tractor Supply Co.	26,196	1,186,679
		$17,662,659
Semiconductor & Electronic Components – 13.3%
Advanced Energy Industries, Inc.	2,629	$848,405
Broadcom, Inc.	24,059	7,446,501
Coherent Corp. (a)	1,885	449,026
KLA Corp.	1,776	2,615,000
Lam Research Corp.	19,321	4,128,125
MACOM Technology Solutions Holdings, Inc. (a)	2,643	586,931
NVIDIA Corp.	112,573	19,632,731
		$35,706,719
Software – 8.6%
Autodesk, Inc. (a)	7,443	$1,781,854
Cadence Design Systems, Inc. (a)	8,396	2,332,997
Guidewire Software, Inc. (a)	9,585	1,433,533
HubSpot, Inc. (a)	2,534	618,549
Intuit, Inc.	3,838	1,659,474
JFrog Ltd. (a)	8,376	393,086
Microsoft Corp. (s)	35,106	12,995,188
MongoDB, Inc. (a)	1,973	482,931
Okta, Inc. (a)	8,951	704,533
Tyler Technologies, Inc. (a)	2,083	713,178
		$23,115,323
Telecom - Infrastructure – 0.4%
Digital Realty Trust, Inc., REIT	6,620	$1,192,990
Telecom Services – 1.1%
EchoStar Corp., “A” (a)	6,530	$764,467
T-Mobile USA, Inc.	9,816	2,061,655
		$2,826,122
Tobacco – 0.6%
Philip Morris International, Inc.	10,002	$1,653,731
Transportation & Logistics – 0.3%
XPO, Inc. (a)	3,547	$690,069
Travel, Gaming, & Lodging – 0.8%
DraftKings, Inc. (a)	8,524	$184,289
Hilton Worldwide Holdings, Inc.	4,050	1,231,524
Viking Holdings Ltd. (a)	8,478	622,963
		$2,038,776
Utilities – 2.5%
Duke Energy Corp.	7,970	$1,043,592
Evergy, Inc.	6,599	540,590
NextEra Energy, Inc.	10,322	958,707
PG&E Corp.	80,256	1,410,098
Sempra	12,102	1,175,951
Vistra Corp.	5,570	837,338

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities – continued
Xcel Energy, Inc.	8,051	$639,572
		$6,605,848
Total Common Stocks		$266,996,954
Mutual Funds (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 3.71% (v)	1,579,212	$1,579,212
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.6% (j)	57,715	$57,715

Other Assets, Less Liabilities – (0.1)%		(186,346)
Net Assets – 100.0%		$268,447,535

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,579,212 and
$267,054,669, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
At March 31, 2026, the fund had cash collateral of $3,819 and other liquid securities collateral with an aggregate value of $540,479.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$266,996,954	$—	$—	$266,996,954
Investment Companies	1,636,927	—	—	1,636,927
Total	$268,633,881	$—	$—	$268,633,881
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended March 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,380,121	$10,384,938	$10,185,098	$(548)	$(201)	$1,579,212

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$18,694	$—